Quarterly Report
September 30, 2022
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 55.9%
Aerospace & Defense – 2.2%
Honeywell International, Inc.	101,918	$17,017,248
Howmet Aerospace, Inc.	260,723	8,064,162
L3Harris Technologies, Inc.	66,073	13,731,952
Northrop Grumman Corp.	15,468	7,274,910
		$46,088,272
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	33,310	$7,650,641
Automotive – 1.5%
Aptiv PLC (a)	115,367	$9,022,853
Lear Corp.	82,922	9,924,934
LKQ Corp.	254,134	11,982,418
		$30,930,205
Broadcasting – 0.5%
Omnicom Group, Inc.	128,814	$8,126,875
Warner Bros. Discovery, Inc. (a)	185,284	2,130,766
		$10,257,641
Brokerage & Asset Managers – 3.1%
Cboe Global Markets, Inc.	67,189	$7,885,973
Charles Schwab Corp.	542,803	39,011,252
Invesco Ltd.	392,530	5,377,661
NASDAQ, Inc.	207,524	11,762,460
		$64,037,346
Business Services – 2.5%
Accenture PLC, “A”	39,713	$10,218,155
Amdocs Ltd.	151,732	12,055,107
Cognizant Technology Solutions Corp., “A”	119,203	6,847,020
Equifax, Inc.	22,043	3,778,832
Fidelity National Information Services, Inc.	130,386	9,853,270
Fiserv, Inc. (a)	101,216	9,470,781
		$52,223,165
Cable TV – 1.2%
Comcast Corp., “A”	862,936	$25,309,913
Chemicals – 0.5%
PPG Industries, Inc.	98,069	$10,855,258
Computer Software – 2.2%
Microsoft Corp.	176,105	$41,014,854
Oracle Corp.	77,813	4,752,040
		$45,766,894
Construction – 1.6%
Masco Corp.	374,501	$17,485,452
Stanley Black & Decker, Inc.	123,786	9,309,945
Vulcan Materials Co.	42,561	6,712,295
		$33,507,692
Consumer Products – 0.2%
Kimberly-Clark Corp.	32,178	$3,621,312

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	1,840	$3,023,506
Electrical Equipment – 1.0%
Johnson Controls International PLC	401,847	$19,778,909
Electronics – 2.3%
Applied Materials, Inc.	101,292	$8,298,854
Intel Corp.	378,508	9,754,151
NXP Semiconductors N.V.	81,472	12,017,935
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	89,999	6,170,331
Texas Instruments, Inc.	66,154	10,239,316
		$46,480,587
Energy - Independent – 2.6%
ConocoPhillips	223,157	$22,837,888
Hess Corp.	153,608	16,741,736
Pioneer Natural Resources Co.	65,342	14,148,503
		$53,728,127
Food & Beverages – 1.8%
Archer Daniels Midland Co.	97,362	$7,832,773
Danone S.A.	101,939	4,803,048
General Mills, Inc.	110,751	8,484,634
J.M. Smucker Co.	31,568	4,337,759
Mondelez International, Inc.	91,350	5,008,720
PepsiCo, Inc.	35,646	5,819,566
		$36,286,500
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	20,781	$2,828,294
Health Maintenance Organizations – 1.8%
Cigna Corp.	136,055	$37,751,181
Insurance – 3.2%
Aon PLC	78,770	$21,100,120
Chubb Ltd.	106,966	19,454,976
Travelers Cos., Inc.	60,140	9,213,448
Willis Towers Watson PLC	77,199	15,512,367
		$65,280,911
Internet – 0.5%
Alphabet, Inc., “A” (a)	110,431	$10,562,725
Leisure & Toys – 0.3%
Electronic Arts, Inc.	52,459	$6,070,031
Machinery & Tools – 2.6%
Eaton Corp. PLC	208,133	$27,756,617
Ingersoll Rand, Inc.	228,481	9,884,088
PACCAR, Inc.	7,685	643,158
Regal Rexnord Corp.	105,959	14,872,405
		$53,156,268
Major Banks – 6.1%
Bank of America Corp.	813,775	$24,576,005
Goldman Sachs Group, Inc.	146,934	43,059,009
JPMorgan Chase & Co.	310,882	32,487,169

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Morgan Stanley	200,781	$15,863,707
PNC Financial Services Group, Inc.	70,376	10,515,582
		$126,501,472
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	31,884	$5,859,642
McKesson Corp.	47,415	16,114,936
Quest Diagnostics, Inc.	58,164	7,136,141
		$29,110,719
Medical Equipment – 2.5%
Becton, Dickinson and Co.	27,504	$6,128,716
Danaher Corp.	74,640	19,278,765
Medtronic PLC	191,737	15,482,763
Thermo Fisher Scientific, Inc.	19,914	10,100,182
		$50,990,426
Metals & Mining – 0.2%
Rio Tinto PLC	58,679	$3,178,261
Other Banks & Diversified Financials – 1.7%
Northern Trust Corp.	112,587	$9,632,944
Truist Financial Corp.	596,270	25,961,596
		$35,594,540
Pharmaceuticals – 4.6%
Bayer AG	174,101	$8,034,400
Johnson & Johnson	205,079	33,501,705
Merck & Co., Inc.	371,130	31,961,716
Organon & Co.	162,917	3,812,258
Roche Holding AG	29,431	9,596,244
Vertex Pharmaceuticals, Inc. (a)	27,000	7,817,580
		$94,723,903
Railroad & Shipping – 1.0%
Union Pacific Corp.	101,883	$19,848,846
Real Estate – 0.3%
STORE Capital Corp., REIT	222,679	$6,976,533
Restaurants – 0.2%
Wendy's Co.	242,350	$4,529,522
Specialty Chemicals – 0.8%
Axalta Coating Systems Ltd. (a)	447,038	$9,414,620
DuPont de Nemours, Inc.	157,771	7,951,659
		$17,366,279
Specialty Stores – 0.9%
Home Depot, Inc.	9,322	$2,572,313
Ross Stores, Inc.	30,295	2,552,960
Wal-Mart Stores, Inc.	102,985	13,357,154
		$18,482,427
Telecommunications - Wireless – 0.8%
T-Mobile US, Inc. (a)	123,287	$16,541,417

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.9%
Philip Morris International, Inc.	221,400	$18,378,414
Utilities - Electric Power – 2.2%
Duke Energy Corp.	121,919	$11,340,905
Exelon Corp.	237,284	8,888,659
PG&E Corp. (a)	871,654	10,895,675
Southern Co.	214,277	14,570,836
		$45,696,075
Total Common Stocks		$1,153,114,212
Bonds – 41.1%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$959,573
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	504,000	482,984
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,570,000	1,466,865
		$2,909,422
Asset-Backed & Securitized – 6.2%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 4.689% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)	$1,851,500	$1,780,932
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 4.062% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	2,407,803	2,304,366
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 4.359% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	1,150,000	1,116,060
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 4.017% (LIBOR - 1mo. + 1.2%), 12/15/2035 (n)	2,115,000	2,040,702
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 4.417% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	1,807,500	1,680,975
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 4.385% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	4,911,352
AREIT 2019-CRE3 Trust, “AS”, FLR, 4.336% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	3,366,000	3,358,746
AREIT 2022-CRE6 Trust, “B”, FLR, 4.134% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	3,088,500	2,926,743
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.713% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	605,481	719,224
BDS 2019-FL4 Ltd., “A”, FLR, 4.039% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	176,491	176,491
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 4.118% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	4,964,000	4,763,822
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 4.867% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	849,500	819,626
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 4.335% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,770,542
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,155,432	1,014,415
BXMT 2021-FL4 Ltd., “AS”, FLR, 4.117% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	5,214,000	5,103,304
CHCP 2021-FL1 Ltd., “AS”, FLR, 4.336% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	2,203,500	2,148,624
Columbia Cent CLO 28 Ltd., “A-2-R”, 4.563%, 11/07/2030 (n)	3,492,733	3,304,555
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,815,959
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,118,000	1,014,168
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,206,752
Cutwater 2015-1A Ltd., “AR”, FLR, 3.732% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	1,803,377	1,786,249
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.412% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	1,901,508	1,861,251
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.532% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,327,097
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	111,948	112,528
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,036,902
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	4,880,000	4,693,323
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,091,795
LCCM 2021-FL2 Trust, “B”, FLR, 4.718% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	2,562,000	2,482,381
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 4.567% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,288,000	5,089,876
MF1 2020-FL4 Ltd., “A”, FLR, 4.66% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,231,738	1,225,825
MF1 2021-FL5 Ltd., “AS”, FLR, 4.159% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	5,459,500	5,308,250
MF1 2022-FL8 Ltd., “B”, FLR, 4.234% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,151,672
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 4.456% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	3,932,725	3,747,034
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,472,937
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 3.862% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	1,750,540	1,654,586
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 3.672% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	1,900,000	1,815,410
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 4.509% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,195,227	4,869,995
PFP III 2021-7 Ltd., “AS”, FLR, 3.967% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	3,912,305	3,745,159
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 4.084% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	2,552,727	2,466,805
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 4.884% (LIBOR - 1mo. + 1.8%), 11/25/2036 (z)	1,130,000	1,072,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Residential Funding Mortgage Securities, Inc., 4.352%, 12/25/2035	$63,221	$62,946
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	449,000	447,398
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	1,631,000	1,622,703
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 4.085% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	4,986,613
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 4.139% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	5,181,500	5,068,238
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	2,461,404	2,083,333
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	2,616,000	2,576,319
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 3.962% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	2,010,166	1,882,848
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,118,293
		$126,837,364
Automotive – 0.5%
General Motors Co., 6.75%, 4/01/2046	$846,000	$770,291
Hyundai Capital America, 2.65%, 2/10/2025 (n)	804,000	749,195
Hyundai Capital America, 3%, 2/10/2027 (n)	1,389,000	1,233,476
Lear Corp., 4.25%, 5/15/2029	656,000	578,253
Magna International, Inc., 2.45%, 6/15/2030	1,902,000	1,540,192
Stellantis N.V., 2.691%, 9/15/2031 (n)	2,944,000	2,100,419
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	3,607,000	3,421,320
		$10,393,146
Broadcasting – 0.3%
Magallanes, Inc., 5.05%, 3/15/2042 (n)	$1,937,000	$1,449,348
Magallanes, Inc., 5.141%, 3/15/2052 (n)	1,692,000	1,229,777
Walt Disney Co., 3.5%, 5/13/2040	3,478,000	2,685,863
		$5,364,988
Brokerage & Asset Managers – 0.2%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$2,155,000	$1,714,296
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	975,000	926,953
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,057,000	1,812,581
		$4,453,830
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$190,000	$152,610
Masco Corp., 2%, 2/15/2031	3,622,000	2,712,776
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	325,037
		$3,190,423
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$2,709,460
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,528,433
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,314,799
Fiserv, Inc., 2.65%, 6/01/2030	730,000	591,849
Global Payments, Inc., 1.2%, 3/01/2026	2,011,000	1,730,757
Global Payments, Inc., 2.9%, 11/15/2031	1,699,000	1,299,004
RELX Capital, Inc., 3%, 5/22/2030	620,000	523,075
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,857,000	1,693,974
		$11,391,351
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$965,668
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,356,039
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	332,619
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,734,000	1,327,820
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	983,528
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	2,694,630
		$7,660,304

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,427,000	$1,098,254
Sherwin-Williams Co., 2.3%, 5/15/2030	1,542,000	1,231,640
		$2,329,894
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040	$3,222,000	$2,329,368
Roper Technologies, Inc., 4.2%, 9/15/2028	675,000	630,475
Roper Technologies, Inc., 2.95%, 9/15/2029	411,000	346,001
Roper Technologies, Inc., 2%, 6/30/2030	1,302,000	996,892
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	808,000	753,177
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,112,000	1,952,293
		$7,008,206
Consumer Products – 0.1%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$1,861,000	$1,621,949
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$1,343,964
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,690,000	$2,045,994
Electronics – 0.4%
Broadcom, Inc., 4.15%, 11/15/2030	$505,000	$437,100
Broadcom, Inc., 4.3%, 11/15/2032	1,329,000	1,115,875
Broadcom, Inc., 3.469%, 4/15/2034 (n)	1,184,000	888,301
Broadcom, Inc., 3.187%, 11/15/2036 (n)	2,359,000	1,613,429
Broadcom, Inc., 4.926%, 5/15/2037 (n)	683,000	563,182
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	2,212,000	1,662,333
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	1,896,000	1,243,512
		$7,523,732
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$3,397,447
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,356,618
		$6,754,065
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$362,000	$356,125
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	4,225,000	3,564,238
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,033,859
Air Lease Corp., 2.2%, 1/15/2027	1,394,000	1,180,272
Air Lease Corp., 2.875%, 1/15/2032	1,830,000	1,379,282
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	610,080
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	1,828,141
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,424,514
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	639,000	625,517
		$13,002,028
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,950,000	$3,509,194
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	737,000	629,288
Constellation Brands, Inc., 3.5%, 5/09/2027	1,544,000	1,426,821
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,189,446
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	304,000	258,645
		$8,013,394

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$1,451,951
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	647,367
Marriott International, Inc., 4%, 4/15/2028	1,731,000	1,567,414
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	1,788,383
Marriott International, Inc., 2.85%, 4/15/2031	7,000	5,496
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,161,433
		$6,622,044
Insurance – 0.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,076,330
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	3,078,000	2,598,045
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	4,200,000	3,707,614
		$8,381,989
Insurance - Health – 0.1%
Humana, Inc., 3.7%, 3/23/2029	$1,850,000	$1,658,990
Insurance - Property & Casualty – 0.4%
Aon Corp., 3.75%, 5/02/2029	$4,102,000	$3,689,600
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	172,000	134,482
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	1,815,856
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	3,006,000	2,771,621
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	731,355
		$9,142,914
International Market Quasi-Sovereign – 0.3%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$6,400,000	$6,361,728
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$2,832,000	$2,628,421
CNH Industrial Capital LLC, 4.2%, 1/15/2024	1,679,000	1,653,780
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	398,908
		$4,681,109
Major Banks – 2.5%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$1,626,000	$1,540,619
Bank of America Corp., 3.5%, 4/19/2026	1,361,000	1,278,532
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	3,452,000	2,640,187
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	634,037
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,590,797
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	3,742,000	3,128,807
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	1,258,000	883,163
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	713,824
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,258,000	1,820,797
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,831,000	2,134,534
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	654,774
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	353,600
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	3,163,000	2,899,945
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	897,000	729,342
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	476,000	377,038
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,631,000	3,514,073
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,781,000	1,400,017
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	938,000	694,573
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,674,000	2,072,089
Morgan Stanley, 3.875%, 4/29/2024	522,000	512,453
Morgan Stanley, 4%, 7/23/2025	1,063,000	1,028,873
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,483,000	2,013,143
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,474,463
Royal Bank of Canada, 1.15%, 6/10/2025	2,774,000	2,503,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	$344,000	$324,704
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,290,590
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	4,662,940
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	5,150,000	4,176,486
		$51,047,603
Medical & Health Technology & Services – 0.3%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$302,000	$243,642
Cigna Corp., 3.2%, 3/15/2040	474,000	340,753
HCA Healthcare, Inc., 4.375%, 3/15/2042 (n)	1,202,000	898,320
HCA, Inc., 4.125%, 6/15/2029	1,809,000	1,586,475
HCA, Inc., 5.125%, 6/15/2039	1,932,000	1,621,282
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	980,000	810,047
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	119,239
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	964,472
		$6,584,230
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$1,319,282
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$426,220
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,318,857
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	3,513,078
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,244,000	1,236,113
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,296,213
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	548,550
		$8,339,031
Midstream – 0.4%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$1,833,000	$1,589,606
Enbridge, Inc., 2.5%, 1/15/2025	969,000	909,777
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,030,000	1,015,967
ONEOK, Inc., 4.95%, 7/13/2047	2,331,000	1,793,803
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	1,577,241
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	466,416
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	763,841
Targa Resources Corp., 4.2%, 2/01/2033	746,000	621,267
		$8,737,918
Mortgage-Backed – 11.9%
Fannie Mae, 5%, 12/01/2023 - 3/01/2041	$1,813,758	$1,823,232
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	3,371,748	3,142,854
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	738,813	765,133
Fannie Mae, 2.5%, 11/01/2031	67,308	62,306
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	4,413,884	4,473,770
Fannie Mae, 3%, 2/25/2033 (i)	318,537	29,771
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	3,999,904	3,913,711
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,489,305	2,564,309
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	10,676,751	9,807,668
Fannie Mae, 3.25%, 5/25/2040	100,929	94,191
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	7,389,710	7,041,215
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	283,783	263,204
Fannie Mae, 4%, 7/25/2046 (i)	319,449	61,093
Fannie Mae, UMBS, 2%, 4/01/2037 - 9/01/2052	24,854,242	20,651,261
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 8/01/2052	37,039,785	31,271,879
Fannie Mae, UMBS, 1.5%, 2/01/2042	144,971	115,461
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	4,166,499	3,657,486
Fannie Mae, UMBS, 3.5%, 5/01/2052	615,920	555,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 10/01/2052	$4,275,001	$4,084,086
Fannie Mae, UMBS, 5%, 9/01/2052	1,999,802	1,950,187
Freddie Mac, 2.51%, 11/25/2022	935,981	933,906
Freddie Mac, 3.111%, 2/25/2023	1,853,651	1,847,464
Freddie Mac, 3.32%, 2/25/2023	693,646	691,118
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	2,945,282	2,874,487
Freddie Mac, 3.06%, 7/25/2023	175,000	173,173
Freddie Mac, 3.458%, 8/25/2023	1,628,422	1,614,368
Freddie Mac, 1.043%, 4/25/2024 (i)	4,048,544	46,094
Freddie Mac, 0.623%, 7/25/2024 (i)	14,179,000	127,775
Freddie Mac, 0.714%, 7/25/2024 (i)	4,549,892	34,147
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	724,757	711,211
Freddie Mac, 0.433%, 8/25/2024 (i)	15,246,000	123,874
Freddie Mac, 0.503%, 8/25/2024 (i)	24,946,851	176,472
Freddie Mac, 3.064%, 8/25/2024	777,174	757,331
Freddie Mac, 0.469%, 10/25/2024 (i)	18,283,146	97,056
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,267,466
Freddie Mac, 0.399%, 11/25/2024 (i)	15,385,000	84,054
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,499,145
Freddie Mac, 3.329%, 5/25/2025	2,610,000	2,526,054
Freddie Mac, 3.01%, 7/25/2025	423,000	405,361
Freddie Mac, 0.775%, 6/25/2027 (i)	13,682,000	377,384
Freddie Mac, 0.887%, 6/25/2027 (i)	4,628,679	131,278
Freddie Mac, 0.709%, 7/25/2027 (i)	11,882,617	270,958
Freddie Mac, 0.459%, 8/25/2027 (i)	9,650,000	149,384
Freddie Mac, 0.557%, 8/25/2027 (i)	6,546,959	115,108
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	141,836
Freddie Mac, 0.324%, 11/25/2027 (i)	16,290,000	164,891
Freddie Mac, 0.416%, 11/25/2027 (i)	11,529,597	141,920
Freddie Mac, 0.458%, 11/25/2027 (i)	10,304,468	148,171
Freddie Mac, 0.375%, 12/25/2027 (i)	10,109,000	125,823
Freddie Mac, 0.415%, 12/25/2027 (i)	11,210,000	163,857
Freddie Mac, 0.493%, 12/25/2027 (i)	17,595,041	283,775
Freddie Mac, 1.218%, 7/25/2029 (i)	827,769	48,867
Freddie Mac, 1.268%, 8/25/2029 (i)	5,198,283	320,802
Freddie Mac, 1.916%, 4/25/2030 (i)	900,000	97,326
Freddie Mac, 1.985%, 4/25/2030 (i)	2,701,417	303,359
Freddie Mac, 1.766%, 5/25/2030 (i)	1,301,002	132,294
Freddie Mac, 1.905%, 5/25/2030 (i)	3,334,078	364,741
Freddie Mac, 1.436%, 6/25/2030 (i)	1,327,631	111,217
Freddie Mac, 1.703%, 8/25/2030 (i)	1,191,673	119,081
Freddie Mac, 1.262%, 9/25/2030 (i)	775,587	58,000
Freddie Mac, 1.172%, 11/25/2030 (i)	1,356,411	95,327
Freddie Mac, 0.421%, 1/25/2031 (i)	5,325,871	110,468
Freddie Mac, 0.873%, 1/25/2031 (i)	2,233,850	116,446
Freddie Mac, 1.026%, 1/25/2031 (i)	1,493,151	92,360
Freddie Mac, 0.612%, 3/25/2031 (i)	4,291,917	143,295
Freddie Mac, 0.828%, 3/25/2031 (i)	1,837,683	91,976
Freddie Mac, 1.333%, 5/25/2031 (i)	822,353	67,869
Freddie Mac, 1.039%, 7/25/2031 (i)	1,237,840	81,444
Freddie Mac, 0.607%, 8/25/2031 (i)	1,665,166	58,707
Freddie Mac, 0.632%, 9/25/2031 (i)	5,442,448	197,441
Freddie Mac, 0.955%, 9/25/2031 (i)	1,567,181	94,486
Freddie Mac, 0.441%, 11/25/2031 (i)	8,030,040	211,404
Freddie Mac, 0.597%, 12/25/2031 (i)	7,179,988	261,009
Freddie Mac, 0.664%, 12/25/2031 (i)	12,162,189	496,018
Freddie Mac, 0.436%, 11/25/2032 (i)	8,482,367	182,563
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	977,111	983,006
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	696,905	708,570

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	$902,102	$934,823
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	435,375	450,001
Freddie Mac, 5.5%, 2/15/2036 (i)	60,481	10,162
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,447,408	2,331,276
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	6,678,988	6,164,921
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	9,257,547	8,303,378
Freddie Mac, 4.5%, 12/15/2040 (i)	47,933	4,380
Freddie Mac, 4%, 8/15/2044 (i)	66,216	8,318
Freddie Mac, UMBS, 2%, 12/01/2031 - 8/01/2052	33,285,508	27,445,948
Freddie Mac, UMBS, 6.5%, 10/01/2034	25,135	26,023
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2052	650,239	639,175
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	68,143	69,391
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 8/01/2052	11,866,017	10,033,057
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 9/01/2052	2,906,118	2,632,962
Freddie Mac, UMBS, 3%, 7/01/2047 - 1/01/2052	1,540,494	1,350,296
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	1,557,394	1,460,917
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,065,071	1,127,471
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	620,776	648,016
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2052	6,726,976	6,482,520
Ginnie Mae, 5%, 7/20/2033 - 8/20/2052	1,469,809	1,446,926
Ginnie Mae, 4%, 1/20/2041 - 9/20/2052	2,138,400	2,029,249
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	3,774,069	3,494,469
Ginnie Mae, 3%, 4/20/2045 - 6/20/2052	7,909,132	7,066,376
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	11,743,016	10,124,447
Ginnie Mae, 2%, 1/20/2052	2,842,288	2,376,189
Ginnie Mae, 0.585%, 2/16/2059 (i)	2,458,645	89,149
Ginnie Mae, TBA, 3%, 10/20/2052	1,575,000	1,391,722
Ginnie Mae, TBA, 3.5%, 10/20/2052 - 11/21/2052	1,250,000	1,136,426
Ginnie Mae, TBA, 4%, 10/20/2052	3,325,000	3,104,849
Ginnie Mae, TBA, 4.5%, 10/20/2052	3,550,000	3,397,877
Ginnie Mae, TBA, 5%, 10/20/2052	3,900,000	3,816,840
UMBS, TBA, 2.5%, 10/18/2037 - 10/13/2052	4,370,000	3,785,920
UMBS, TBA, 3%, 10/18/2037 - 10/13/2052	6,500,000	5,662,078
UMBS, TBA, 2%, 10/13/2052	4,475,000	3,622,303
UMBS, TBA, 5.5%, 10/13/2052 - 11/25/2052	1,850,000	1,837,359
UMBS, TBA, 6%, 10/13/2052	625,000	634,937
		$245,221,004
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$2,750,000	$2,943,722
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,508,353
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,437,000	1,153,695
		$8,605,770
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$383,219
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,344,000	$3,202,095
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	253,000	234,311
		$3,436,406
Network & Telecom – 0.2%
Verizon Communications, Inc., 3.15%, 3/22/2030	$1,053,000	$895,667
Verizon Communications, Inc., 4.272%, 1/15/2036	1,477,000	1,260,242
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	1,652,090
		$3,807,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
Phillips 66 Co., 2.15%, 12/15/2030	$2,934,000	$2,260,536
Valero Energy Corp., 6.625%, 6/15/2037	2,124,000	2,113,994
		$4,374,530
Other Banks & Diversified Financials – 0.2%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$5,881,000	$5,011,829
Pollution Control – 0.0%
Republic Services, Inc., 1.45%, 2/15/2031	$851,000	$635,369
Real Estate - Office – 0.0%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$1,316,000	$970,319
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$149,498
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,416,148
Realty Income Corp., REIT, 3.25%, 1/15/2031	485,000	413,867
		$1,979,513
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$1,434,521
Best Buy Co., Inc., 4.45%, 10/01/2028	1,738,000	1,624,084
		$3,058,605
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$2,771,000	$2,144,620
Telecommunications - Wireless – 0.7%
American Tower Trust I, REIT, 3.07%, 3/15/2048 (n)	$3,121,000	$3,099,340
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	701,000	629,074
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	2,565,000	2,321,980
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	5,197,000	4,494,633
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,569,989
T-Mobile USA, Inc., 4.5%, 4/15/2050	2,244,000	1,796,443
		$13,911,459
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,200,000	$3,743,282
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,826,000	$1,906,233
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$279	$278
Small Business Administration, 4.77%, 4/01/2024	33,622	33,257
Small Business Administration, 5.18%, 5/01/2024	43,268	42,998
Small Business Administration, 5.52%, 6/01/2024	2,134	2,139
Small Business Administration, 4.99%, 9/01/2024	41,884	41,123
Small Business Administration, 4.95%, 3/01/2025	1,780	1,788
Small Business Administration, 5.11%, 8/01/2025	167,807	166,372
		$287,955
U.S. Treasury Obligations – 9.5%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$5,500,000	$3,555,449
U.S. Treasury Bonds, 1.75%, 8/15/2041	4,700,000	3,213,441
U.S. Treasury Bonds, 2.375%, 2/15/2042	6,600,000	5,057,250
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	7,496,738
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	7,469,064

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 3%, 11/15/2045	$3,638,000	$3,036,025
U.S. Treasury Bonds, 3%, 2/15/2048	7,000,000	5,893,125
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	750,094
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)	43,390,000	32,674,704
U.S. Treasury Bonds, 2.25%, 2/15/2052	6,300,000	4,577,344
U.S. Treasury Notes, 1.375%, 1/31/2025	54,500,000	51,046,914
U.S. Treasury Notes, 0.375%, 11/30/2025	62,900,000	55,767,238
U.S. Treasury Notes, 2.5%, 3/31/2027	15,300,000	14,292,352
		$194,829,738
Utilities - Electric Power – 0.8%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$250,000	$196,257
Duke Energy Corp., 2.65%, 9/01/2026	294,000	266,724
Duke Energy Corp., 4.5%, 8/15/2032	3,023,000	2,733,763
Enel Finance International N.V., 2.65%, 9/10/2024	1,020,000	965,383
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	286,951
Evergy, Inc., 2.9%, 9/15/2029	1,644,000	1,358,171
Exelon Corp., 4.05%, 4/15/2030	1,632,000	1,479,173
FirstEnergy Corp., 3.4%, 3/01/2050	1,078,000	706,090
Georgia Power Co., 3.7%, 1/30/2050	147,000	106,551
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,279,590
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	733,119
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,121,000	2,180,659
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	388,017
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,161,764
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,738,000	1,264,659
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	592,786
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	839,993
		$16,539,650
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,135,000	$882,606
Total Bonds		$846,450,998
Convertible Preferred Stocks – 0.8%
Automotive – 0.2%
Aptiv PLC, 5.5%	39,000	$3,712,800
Medical Equipment – 0.3%
Boston Scientific Corp., 5.5%	66,836	$6,765,140
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc., 5.25% (a)	5,432	$6,122,767
Total Convertible Preferred Stocks		$16,600,707
Preferred Stocks – 0.6%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	94,253	$3,066,852
Consumer Products – 0.4%
Henkel AG & Co. KGaA	154,017	$9,210,626
Total Preferred Stocks		$12,277,478

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 2.64% (v)	53,798,478	$53,803,858

Other Assets, Less Liabilities – (1.0)%		(21,485,511)
Net Assets – 100.0%		$2,060,761,742
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $53,803,858 and $2,028,443,395, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $179,216,695, representing 8.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 4.084% (LIBOR - 1mo. + 1%), 4/25/2038	3/19/2021	$2,552,727	$2,466,805
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 4.884% (LIBOR - 1mo. + 1.8%), 11/25/2036	11/12/2021	1,130,000	1,072,240
Total Restricted Securities			$3,539,045
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 9/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	177	$20,971,734	December – 2022	$597,930
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	63	$12,939,609	December – 2022	$(204,256)
U.S. Treasury Note 5 yr	Long	USD	617	66,332,321	December – 2022	(2,306,362)
U.S. Treasury Ultra Bond	Long	USD	86	11,782,000	December – 2022	(915,146)
						$(3,425,764)

Portfolio of Investments (unaudited) – continued
At September 30, 2022, the fund had liquid securities with an aggregate value of $1,262,112 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,131,809,868	$6,122,767	$—	$1,137,932,635
Germany	9,210,626	8,034,400	—	17,245,026
Switzerland	—	9,596,244	—	9,596,244
Taiwan	6,170,331	—	—	6,170,331
France	—	4,803,048	—	4,803,048
United Kingdom	—	3,178,261	—	3,178,261
South Korea	—	3,066,852	—	3,066,852
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	195,117,693	—	195,117,693
Non - U.S. Sovereign Debt	—	6,361,728	—	6,361,728
Municipal Bonds	—	8,605,770	—	8,605,770
U.S. Corporate Bonds	—	180,405,568	—	180,405,568
Residential Mortgage-Backed Securities	—	245,396,478	—	245,396,478
Commercial Mortgage-Backed Securities	—	45,743,122	—	45,743,122
Asset-Backed Securities (including CDOs)	—	80,918,768	—	80,918,768
Foreign Bonds	—	83,901,871	—	83,901,871
Mutual Funds	53,803,858	—	—	53,803,858
Total	$1,200,994,683	$881,252,570	$—	$2,082,247,253
Other Financial Instruments
Futures Contracts – Assets	$597,930	$—	$—	$597,930
Futures Contracts – Liabilities	(3,425,764)	—	—	(3,425,764)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$146,917,118	$469,993,539	$562,104,230	$(9,344)	$6,775	$53,803,858
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$488,416	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.